Share-Based Compensation - Schedule of Restricted Stock Activity (Details) - Restricted Stock Units RSU [Member] - shares	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
Outstanding, Shares, Beginning Balance	2,035,000	1,285,000
Granted	750,000	1,150,000
Vested	(375,000)	(150,000)
Forfeited	(885,000)	(250,000)
Outstanding, Shares, Ending Balance	1,525,000	2,035,000